Unconsolidated Affiliates - Company's Beneficial Ownership in Affiliates Under Equity Method (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sm Sistemas Modulares Limited Brazil [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Abc Sistemas E Modulos Limited Brazil [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.00%	33.00%	33.00%
Csg Trw Chassis Systems Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Shanghai Trw Automotive Safety Systems Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Shin Han Beijing Automobile Parts System Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%	30.00%
Fuji Valve Guangdong Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%	25.00%
Th Braking Co Sas France [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Rane Trw Steering Systems Ltd India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Brakes India Limited India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%	49.00%	49.00%
Trw Sun Steering Wheels Private Ltd India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%	49.00%	49.00%
Shin Han Valve Industrial Company Limited Korea [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%	25.00%
Components Venezolanos De Direccion Sociedad Anonima Venezuela [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%	40.00%